Shareholder Report	6 Months Ended
Oct. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Northern Lights Fund Trust
Entity Central Index Key	0001314414
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2025
C000084893
Shareholder Report [Line Items]
Fund Name	Toews Hedged Oceana Fund
Trading Symbol	THIDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Toews Hedged Oceana Fund for the period of May 1, 2025 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://toewscorp.com/equity-funds/. You can also request this information by contacting us at 1-877-558-6397.
Additional Information Phone Number	1-877-558-6397
Additional Information Website	https://toewscorp.com/equity-funds/
Expenses Paid, Amount	$ 68
Expense Ratio, Percent	1.25%	[1]
AssetsNet	$ 24,273,743
Holdings Count | Holding	2
Advisory Fees Paid, Amount	$ 59,252
InvestmentCompanyPortfolioTurnover	0.00%
C000084895
Shareholder Report [Line Items]
Fund Name	Toews Hedged U.S. Fund
Trading Symbol	THLGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Toews Hedged U.S. Fund for the period of May 1, 2025 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://toewscorp.com/equity-funds/. You can also request this information by contacting us at 1-877-558-6397.
Additional Information Phone Number	1-877-558-6397
Additional Information Website	https://toewscorp.com/equity-funds/
Expenses Paid, Amount	$ 70
Expense Ratio, Percent	1.25%	[2]
AssetsNet	$ 64,455,215
Holdings Count | Holding	4
Advisory Fees Paid, Amount	$ 246,935
InvestmentCompanyPortfolioTurnover	0.00%
C000084896
Shareholder Report [Line Items]
Fund Name	Toews Hedged U.S. Opportunity Fund
Trading Symbol	THSMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Toews Hedged U.S. Opportunity Fund for the period of May 1, 2025 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://toewscorp.com/equity-funds/. You can also request this information by contacting us at 1-877-558-6397.
Additional Information Phone Number	1-877-558-6397
Additional Information Website	https://toewscorp.com/equity-funds/
Expenses Paid, Amount	$ 68
Expense Ratio, Percent	1.25%	[3]
AssetsNet	$ 29,270,548
Holdings Count | Holding	4
Advisory Fees Paid, Amount	$ 86,274
InvestmentCompanyPortfolioTurnover	0.00%
C000103841
Shareholder Report [Line Items]
Fund Name	Toews Tactical Defensive Alpha Fund
Trading Symbol	TTDAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Toews Tactical Defensive Alpha Fund for the period of May 1, 2025 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://toewscorp.com/equity-funds/. You can also request this information by contacting us at 1-877-558-6397.
Additional Information Phone Number	1-877-558-6397
Additional Information Website	https://toewscorp.com/equity-funds/
Expenses Paid, Amount	$ 68
Expense Ratio, Percent	1.26%	[4]
AssetsNet	$ 73,954,532
Holdings Count | Holding	6
Advisory Fees Paid, Amount	$ 296,692
InvestmentCompanyPortfolioTurnover	0.00%
C000084894
Shareholder Report [Line Items]
Fund Name	Toews Tactical Income Fund
Trading Symbol	THHYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Toews Tactical Income Fund for the period of May 1, 2025 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://toewscorp.com/fixed-income-funds/. You can also request this information by contacting us at 1-877-558-6397.
Additional Information Phone Number	1-877-558-6397
Additional Information Website	https://toewscorp.com/fixed-income-funds/
Expenses Paid, Amount	$ 65
Expense Ratio, Percent	1.25%	[5]
AssetsNet	$ 413,950,380
Holdings Count | Holding	185
Advisory Fees Paid, Amount	$ 2,145,963
InvestmentCompanyPortfolioTurnover	28.00%
C000127804
Shareholder Report [Line Items]
Fund Name	Toews Unconstrained Income Fund
Trading Symbol	TUIFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Toews Unconstrained Income Fund for the period of May 1, 2025 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://toewscorp.com/fixed-income-funds/. You can also request this information by contacting us at 1-877-558-6397.
Additional Information Phone Number	1-877-558-6397
Additional Information Website	https://toewscorp.com/fixed-income-funds/
Expenses Paid, Amount	$ 64
Expense Ratio, Percent	1.25%	[6]
AssetsNet	$ 46,760,757
Holdings Count | Holding	8
Advisory Fees Paid, Amount	$ 189,063
InvestmentCompanyPortfolioTurnover	67.00%

[1]	Annualized
[2]	Annualized
[3]	Annualized
[4]	Annualized
[5]	Annualized
[6]	Annualized